Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

11.    COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases certain business and residential facilities under operating lease agreements that specify minimum rentals with lease terms ranging from two to two and a half years. The Company’s rent expense for the year ended December 31, 2022 and 2021 was $1.5 million and $0.9 million, respectively. Rent expense is included in general and administrative expense in the Consolidated Statements of Operations. Scheduled rent increases, if any, are amortized on a straight-line basis over the lease term.

Our lease agreements generally do not provide an implicit borrowing rate; therefore, an internal incremental borrowing rate is determined based on information available at lease commencement date for purposes of determining the present value of lease payments. We used the incremental borrowing rate on December 31, 2022 and December 31, 2021 for all leases that commenced prior to that date. In determining this rate, which is used to determine the present value of future lease payments, we estimate the rate of interest we would pay on a collateralized basis, with similar payment terms as the lease and in a similar economic environment.

Lease Costs

(in thousands)	Year Ended December 31, 2022	Year Ended December 31, 2021
Components of total lease costs:
Operating lease expense	$1,544	$902
Total lease costs	$1,544	$902

Lease Positions as of December 31, 2022 and December 31, 2021

ROU lease assets and lease liabilities for our operating leases are recorded on the balance sheet as follows:

(in thousands)	December 31, 2022	December 31, 2021
Assets
Right of use asset – long term	$2,693	$—
Total right of use asset	$2,693	$—
Liabilities
Operating lease liabilities – short term	$1,488	$—
Operating lease liabilities – long term	1,084	—
Total lease liability	$2,572	$—

Lease Terms and Discount Rate

Weighted average remaining lease term (in years) – operating leases	1.7
Weighted average discount rate – operating leases	4%

Future minimum lease payments, which include non-cancelable operating leases at December 31, 2022, are as follows:

Years ending December 31,	(in thousands)
2023	$1,577
2024	1,087
2025	5
2026	3
Thereafter	—
Total minimum lease payment	$2,672